OTHER LONG-LIVED ASSETS	12 Months Ended
Dec. 31, 2025
OTHER LONG-LIVED ASSETS
OTHER LONG-LIVED ASSETS

16. OTHER LONG-LIVED ASSETS

Other long-lived assets are as follows:

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Prepayments for mining machines	39,841	—	—
Others	1,217	1,226	175
Total	41,058	1,226	175

In March 2021, the Group signed a Bitcoin mining machine purchase agreement with Bitmain Technologies Limited to purchase 24,000 Antminer S19j Bitcoin mining machines for a total consideration of US$82.8 million. As of December 31, 2024, the Group had prepaid RMB 506.3 million (US$72.4 million) and received 21,310 Antminer S19j Bitcoin mining machines, of which 200 units of S19 Bitcoin mining machines were sold directly to a third party. The remaining machines are included in computers and equipment under property, equipment and software, net. In October 2025, the Group terminated the original agreement with Bitmain Technologies Limited and entered into a new agreement, pursuant to which the prepayment balance of RMB 39.8 million as of December 31, 2024 was applied against the new agreement. The Group received 1,472 Antminer S21XP Bitcoin mining machines in November 2025, which are included in computers and equipment under property, equipment and software, net as of December 31, 2025.